Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Balance at beginning of year	¥ 205,573	¥ 198,436
Goodwill acquired during the year	7,256	10,852
Impairment losses	(6,310)
Foreign currency translation adjustment	(1,629)	(3,120)
Other		(595)
Gross goodwill	211,200
Accumulated impairment losses	(6,310)
Balance at end of year	204,890	205,573
Mobile phone business
Goodwill [Line Items]
Balance at beginning of year	151,207	142,083
Goodwill acquired during the year	1,611	10,852
Impairment losses	(6,310)
Foreign currency translation adjustment	(952)	(1,219)
Other		(509)
Gross goodwill	151,866
Accumulated impairment losses	(6,310)
Balance at end of year	145,556	151,207
All other businesses
Goodwill [Line Items]
Balance at beginning of year	54,366	56,353
Goodwill acquired during the year	5,645
Foreign currency translation adjustment	(677)	(1,901)
Other		(86)
Gross goodwill	59,334
Balance at end of year	¥ 59,334	¥ 54,366